EQUITY (Details Narrative)																						12 Months Ended
	Feb. 28, 2025 CAD ($) shares	Jul. 16, 2024 CAD ($) shares	Jun. 19, 2024 CAD ($) shares	Jun. 14, 2024 CAD ($) shares	Apr. 09, 2024 CAD ($) shares	Apr. 08, 2024 CAD ($) shares	Apr. 05, 2024 CAD ($) shares	Mar. 14, 2024 CAD ($) shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($) shares	Dec. 31, 2023 shares	Dec. 21, 2023 CAD ($)	Oct. 23, 2023 CAD ($)	Oct. 10, 2023 shares	Aug. 08, 2023 shares	Jul. 19, 2023 CAD ($)	Jul. 04, 2023 CAD ($)	Apr. 27, 2023 shares	Apr. 04, 2023 CAD ($)	Jan. 03, 2023 CAD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jul. 15, 2025 shares	Apr. 25, 2025 shares	Apr. 22, 2025 shares	Apr. 21, 2025 shares	Feb. 25, 2025 shares	Feb. 07, 2025 shares	Jan. 06, 2025 shares	Jan. 03, 2025 shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($) $ / shares shares	Aug. 31, 2024 shares	May 27, 2024 USD ($) $ / shares shares	May 27, 2024 CAD ($) shares	Dec. 21, 2023 $ / shares shares	Oct. 23, 2023 $ / shares shares	Jul. 19, 2023 $ / shares shares	Jul. 04, 2023 $ / shares shares	Apr. 04, 2023 $ / shares shares	Jan. 03, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Gross proceeds from issuance of shares | $																						$ 20,552,190	$ 7,741,342	$ 4,695,751
Value of shares issued																						$ 94,159,660												$ 76,391,417		$ 400,500	$ 546,122
Price per share | $ / shares																																				$ 15.13
Options term description																						may not exceed a term of ten years.
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from issuance of shares | $								$ 9,458,400
Share issuance expense | $								2,097,738
Net proceeds from issuance of shares | $								$ 7,360,662
Price per share | $ / shares																																								$ 1.50
Registered direct public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																						2,884,616
Warrant exercise price | $ / shares																																						$ 0.52
Private placement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from issuance of shares | $	$ 24,544,583
Share issuance expense | $	3,992,393
Net proceeds from issuance of shares | $	$ 20,552,190
Directors and consultants [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU's granted						1,180,000
Consultant [member]
IfrsStatementLineItems [Line Items]
Vesting description									the stock options vest as follows: 150,000 on the date of the grant (0.09 post reverse splits) and 100,000 every month thereafter (0.06 post reverse splits) every month thereafter.
Stock options, granted									650,000
Consultant [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Stock options, granted									0.40
Consultant [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU's granted					100,000										10,935
Vesting description															the RSUs will vest over 4 months and a day.
Two directors [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU's granted																27,819			43,847
Vesting description																50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year			25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024
Director and consultant [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU's granted												93,069
Vesting description												the RSUs will vest over 4 months and a day.
Four directors [member]
IfrsStatementLineItems [Line Items]
Number of stock options cancelled										565,000
Four directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options cancelled										0.35
Post reverse split [member] | Registered direct public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																						30
Post reverse split [member] | Directors and consultants [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU's granted					12	139
Post reverse split [member] | Consultant [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU's granted															0.0068
Post reverse split [member] | Two directors [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU's granted																0.017			0.027
Post reverse split [member] | Director and consultant [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU's granted												0.058
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																						861,111														450,000	450,000
Number of shares outstanding																						861,111
Number of shares repurchased																						19,747
Value of shares repurchased | $																						$ 127,785
Value of shares issued																																				$ 400,500	$ 546,122
Price per share | $ / shares																																				$ 15.13
Subordinate voting shares [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								116,680,710																										614,109						1,733,334
Gross proceeds from issuance of shares | $																	$ 3,424,201
Share issuance expense | $																	405,636
Net proceeds from issuance of shares | $																	$ 3,018,565
Subordinate voting shares [member] | Registered direct public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																						2,884,616
Gross proceeds from issuance of shares | $													$ 1,996,650
Net proceeds from issuance of shares | $													1,677,186
Price per share | $ / shares																																						$ 0.52
ShareIssueRelatedCost | $													$ 319,464
Subordinate voting shares [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,065,120
Subordinate voting shares [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			23,543			1,180,000																				131,800				188,000
Gross proceeds from issuance of shares | $			$ 22,657			$ 1,645,287
Subordinate voting shares [member] | Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																												7,710
Subordinate voting shares [member] | CEO [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																											70,073
Subordinate voting shares [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		28,000			100,000																				20,000
Gross proceeds from issuance of shares | $		$ 24,841			$ 143,927
Subordinate voting shares [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							95				17,915																												24,869		10,961	6,727	6,727
Gross proceeds from issuance of shares | $							$ 53,568				$ 53,568			$ 65,264				$ 41,871		$ 41,730	$ 41,875
Price per share | $ / shares																																							$ 2.62		$ 3.82	$ 6.20	$ 6.20
Subordinate voting shares [member] | Three directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,238,525
Gross proceeds from issuance of shares | $				$ 1,205,315
Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																			26,471	53	53			1
Subordinate voting shares [member] | Post reverse split [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								1,228																										72
Subordinate voting shares [member] | Post reverse split [member] | Registered direct public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																						2
Subordinate voting shares [member] | Post reverse split [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,130
Subordinate voting shares [member] | Post reverse split [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			3			139																								376
Subordinate voting shares [member] | Post reverse split [member] | Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																												15
Subordinate voting shares [member] | Post reverse split [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		3			12
Subordinate voting shares [member] | Post reverse split [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							0.02				0.012																												0.015		0.0067	0.004	0.004
Subordinate voting shares [member] | Post reverse split [member] | Three directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				146
Subordinate voting shares [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																													4,000		8,808	2,767		172,766
Exercise price | $ / shares																																		$ 1.3643
Subordinate voting shares [member] | Series B warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								268,333,330
Subordinate voting shares [member] | Series B warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736
Subordinate voting shares [member] | Series B warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																													8		18	6		20
Subordinate voting shares [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																													2,462					7,020,384
Subordinate voting shares [member] | Series A warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								134,166,665
Subordinate voting shares [member] | Series A warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736
Subordinate voting shares [member] | Series A warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																													5					826
Subordinate voting shares [member] | Pre-funded warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,011,616
Subordinate voting shares [member] | Pre-funded warrants and series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																						653,116
Subordinate voting shares one [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																		5,299
Exercise price | $ / shares																																	$ 8.1782